Corporate debt (Tables)	3 Months Ended
Mar. 31, 2020
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of March 31, 2020 and December 31, 2019 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	779,335	695,085
Current	28,012	28,706
Total Corporate Debt	807,347	723,791

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of March 31, 2020 is as follows:

	Remainder of 2020	Between January and March 2021	Between April and December 2021	2022	2023		2024	Subsequent years	Total
			($ in thousands)
Note Issuance Facility 2017	41	-	-	99,796	98,978		98,869	-	297,684
2017 Credit Facility	6	-	9,970	-	-		-	-	9,976
New Revolving Credit Facility	464	-	-	171,467	-		-	-	171,931
Note Issuance Facility 2019	-	-	11,073	-	-		-	289,182	300,255
Commercial Paper	27,501	-	-	-		-	-	-	27,501
Total	28,012	-	21,043	271,263	98,978		98,869	289,182	807,347